Finance costs and unwinding of obligations (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Finance costs - borrowings	48	65	130
Finance costs - leases	5	4	8
Unwinding of obligations	2	17	39
	55	86	177